Fair Value Measurements (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Fair Value Measurements [Abstract]
Schedule of Fair Value of Hierarchy of Valuation Inputs

The following table presents information about the Company’s assets that are measured at fair value as of June 30, 2026 and December 31, 2025 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value.

	Level 1
	June 30, 2026	December 31, 2025
Assets:
Marketable securities and cash held in Trust Account	$42,874,392	$171,405,977

The following table presents information about the Company’s assets that are measured at fair value as of December 31, 2025 and 2024 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value.

	Level 1 December 31,
	2025	2024
Assets:
Money market funds	$171,405,977	$164,407,016

Schedule of Measurement Inputs for Public Warrants	The following table presents the quantitative information regarding market assumptions used in the valuation of the Public Warrants:
June 20, 2024
Asset price	$9.89
Term (years)	5.5
Risk-free rate	4.3%
Dividend yield	0.00%
Volatility	4.0%
Probability of closing	30.0%